Stock-Based Compensation and Equity - Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 4,241	$ 2,505	$ 1,595
Operating expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	320	129	65
Selling expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	508	285	217
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 3,413	$ 2,091	$ 1,313